Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Net income	$ 335,717	$ 515,336	$ 287,416	$ 1,054,436	$ (66,302)	$ 1,308,097
Accretion of redeemable ordinary shares to redemption value	(982,083)	(2,465,975)	(4,904,221)	(4,854,577)		$ (7,418,245)
Net loss including accretion of redeemable ordinary shares to redemption value	(646,366)	(1,950,639)	(4,616,805)	(3,800,141)
Redeemable Class A Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Accretion of redeemable ordinary shares to redemption value	982,083	2,465,975	4,904,221	4,854,577
Numerator:
Allocation of net loss	(489,379)	(1,489,408)	(3,521,989)	(2,663,758)
Allocation of net income (loss)	$ 492,704	$ 976,567	$ 1,382,232	$ 2,190,819
Denominator:
Basic weighted average shares outstanding (in Shares)	5,685,102	5,750,000	5,728,210	5,750,000
Diluted weighted average shares outstanding (in Shares)	5,685,102	5,750,000	5,728,210	5,750,000
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.09	$ 0.17	$ 0.24	$ 0.56
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.09	$ 0.17	$ 0.24	$ 0.56
Non-Redeemable Class A and Class B Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Accretion of redeemable ordinary shares to redemption value
Numerator:
Allocation of net loss	(153,277)	(461,231)	(1,094,816)	(1,136,383)
Allocation of net income (loss)	$ (153,277)	$ (461,231)	$ (1,094,816)	$ (1,136,383)
Denominator:
Basic weighted average shares outstanding (in Shares)	1,780,625	1,780,625	1,780,625	1,780,625
Diluted weighted average shares outstanding (in Shares)	1,780,625	1,780,625	1,780,625	1,780,625
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.09)	$ (0.26)	$ (0.61)	$ (0.68)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.09)	$ (0.26)	$ (0.61)	$ (0.68)